Provisions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Restructuring provision	£ 130	£ 240
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Charge for the year	880
Provisions	1,516	1,014
Motor Commission Review
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Charge for the year	700
Provisions		450
Dilapidations, rent reviews and other property related matters
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	153	137
Indemnities and other matters relating to legacy business disposals
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
Provisions	£ 35	£ 46